Note 22 - Assets and Liabilities under reinsurance and insurance contracts (Tables)	6 Months Ended
Jun. 30, 2019
Assets and Liabilities Under reinsurance and insurance contracts
Technical Reserves by type of insurance product
Technical reserves (Millions of Euros)
	June 2019	December 2018
Mathematical reserves	9.224	8.504
Provision for unpaid claims reported	656	662
Provisions for unexpired risks and other provisions	754	668
Total	10.634	9.834